Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	June 30, 2026	December 31, 2025

Accounts receivables	6,766	12,326

As of June 30, 2026, of the Company’s accounts receivable balance, $4.57 million (December 31, 2025: $9.67 million) is secured by the counterparty’s mining machines, BTC and its subsequent BTC productions. This amount is expected to be settled in installments by the end of September 2026.